Cover	Mar. 31, 2025
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2025
Entity File Number	001-41245
Entity Registrant Name	Conduit Pharmaceuticals Inc.
Entity Central Index Key	0001896212
Entity Tax Identification Number	87-3272543
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4851 Tamiami Trail North
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
City Area Code	(646)
Local Phone Number	491-9132
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K previously filed by Conduit Pharmaceuticals Inc. (the “Company”) with the Securities and Exchange Commission on April 1, 2025 (the “Original Report”). The Company is filing this Amendment in order to include specific information required by Nasdaq. This Amendment amends and restates the Original Report.
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CDT
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	CDTTW
Security Exchange Name	NASDAQ